Expense Example {- Franklin Mutual Shares VIP Fund} - FTVIP Class 2-70 - Franklin Mutual Shares VIP Fund - Class 2	May 01, 2021 USD ($)
Expense Example:
1 year	$ 100
3 years	312
5 years	542
10 years	$ 1,201